Income and other taxes - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 46,353,000	$ 98,169,000	$ 137,524,000
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	231,000,000	262,000,000
Trinidad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	69,800,000	59,800,000
Deferred tax assets	24,400,000	20,900,000
New Zealand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	6,500,000	0
Deferred tax assets	1,800,000	0
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards	120,800,000	167,800,000
Deferred tax assets	$ 29,600,000	$ 41,000,000